Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Jan. 01, 2017
Disclosure of other provisions [line items]
Beginning balance	₩ 203,030	₩ 197,179
Increase (Transfer)	103,946	48,219
Usage	(17,963)	(26,300)
Reversal	(7,137)	(16,024)
Change in scope of consolidation		(44)
Ending balance	281,876	203,030
Current	117,881	78,172	₩ 78,349	₩ 96,485
Non-current	163,995	124,858		₩ 100,694
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	18,306	19,038
Increase (Transfer)	44,593	3,842
Usage	(3,002)	(1,740)
Reversal	(1,137)	(2,834)
Ending balance	58,760	18,306
Current	14,513	17,238
Non-current	44,247	1,068
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	100,216	101,312
Increase (Transfer)	25,975	2,827
Usage	(3,181)	(2,178)
Reversal	(4,182)	(1,723)
Change in scope of consolidation		(22)
Ending balance	118,828	100,216
Current	1,736	1,766
Non-current	117,092	98,450
Others [member]
Disclosure of other provisions [line items]
Beginning balance	84,508	76,829
Increase (Transfer)	33,378	41,550
Usage	(11,780)	(22,382)
Reversal	(1,818)	(11,467)
Change in scope of consolidation		(22)
Ending balance	104,288	84,508
Current	101,632	59,168
Non-current	₩ 2,656	₩ 25,340